Group income statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income statement [Line Items]
Revenue	$ 1,784	$ 1,715	$ 1,803
Cost of sales	(608)	(580)	(640)
Administrative expenses	(379)	(352)	(420)
Share of gains/(losses) of associates and joint ventures	3	(2)	(3)
Other operating income and expenses	84	9	891
Depreciation and amortisation	(103)	(96)	(96)
Impairment charges	(18)	(16)	(36)
Operating profit	763	678	1,499
Financial income	4	6	5
Financial expenses	(89)	(93)	(92)
Profit before tax	678	591	1,412
Tax	(85)	(174)	(188)
Profit for the year from continuing operations	593	417	1,224
Attributable to:
Equity holders of the parent	592	414	1,222
Non-controlling interest	1	3	2
Profit loss from continuing operations	$ 593	$ 417	$ 1,224
Continuing and total operations:
Basic	$ 3.067	$ 1.953	$ 5.200
Diluted	$ 3.052	$ 1.935	$ 5.134
Before exceptional items [member]
Disclosure of income statement [Line Items]
Revenue	$ 1,784	$ 1,715	$ 1,803
Cost of sales	(608)	(580)	(640)
Administrative expenses	(328)	(339)	(395)
Share of gains/(losses) of associates and joint ventures	3	(2)	(3)
Other operating income and expenses	11	9	11
Depreciation and amortisation	(103)	(96)	(96)
Operating profit	759	707	680
Financial income	4	6	5
Financial expenses	(89)	(93)	(92)
Profit before tax	674	620	593
Tax	(201)	(186)	(180)
Profit for the year from continuing operations	473	434	413
Attributable to:
Equity holders of the parent	472	431	411
Non-controlling interest	1	3	2
Profit loss from continuing operations	473	434	413
Exceptional items [member]
Disclosure of income statement [Line Items]
Administrative expenses	(51)	(13)	(25)
Other operating income and expenses	73		880
Impairment charges	(18)	(16)	(36)
Operating profit	4	(29)	819
Profit before tax	4	(29)	819
Tax	116	12	(8)
Profit for the year from continuing operations	120	(17)	811
Attributable to:
Equity holders of the parent	120	(17)	811
Profit loss from continuing operations	$ 120	$ (17)	$ 811